Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents
Cash deposits	$ 788.1	$ 571.4
Term deposits	663.2	850.5
Cash and cash equivalents	$ 1,451.3	$ 1,421.9	$ 1,196.5